Collaboration Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Collaboration Agreement
Collaboration Agreement

4. Collaboration Agreement

In November 2022, the Company entered into a Research and Collaboration and Co-Development Agreement (the “LigaChem Agreement”) with LigaChem Biosciences, Inc., formerly known as LegoChem Biosciences, Inc. (“LigaChem”), to develop up to three antibody drug conjugates. Under the terms of the LigaChem Agreement, both parties equally share the costs of developing the molecules and profits on commercialized products. The LigaChem Agreement provided for up to three research programs for which a research plan could be developed. With respect to a research plan, each party shall use reasonable efforts to execute and perform the activities assigned to it and shall be solely responsible for costs associated with its assigned activities. Upon successful completion of a research plan, or as otherwise agreed, the parties may designate a research product as a co-development product. Upon designation of a co-development product, cost sharing on a 50-50 basis between the Company and LigaChem would begin. The activities associated with the research plan and co-development products will be coordinated by a joint steering committee, which is comprised of an equal number of representatives from the Company and LigaChem. If and when a co-development product becomes commercialized, the Company and LigaChem would equally share in the profits. There are no implied licenses or other rights created under the LigaChem Agreement after designation of a co-development product.

Effective April 1, 2023, the parties designated LNCB74 as the first co-development product under the LigaChem Agreement. As such, cost sharing on a 50-50 basis commenced for the first co-development product under the LigaChem Agreement. LNCB74 is the only co-development product under the LigaChem Agreement.

Given the involvement by both parties under the LigaChem Agreement, management assessed the criteria under ASC 808, Collaborative Arrangements (“ASC 808”), to determine if such agreement is within the scope of ASC 808. Based on the terms of the LigaChem Agreement, the Company concluded that the LigaChem Agreement meets the requirements of a collaboration within the guidance of ASC 808. The Company and LigaChem are active participants in the activities associated with the LigaChem Agreement and are exposed to significant risks and rewards dependent on the commercial success of the activity. The LigaChem Agreement is not reflective of a vendor-customer relationship and therefore not within the scope of ASC 606, Revenue from Contracts with Customers. Accordingly, the net costs associated with the co-development are expensed as incurred and recognized within research and development expenses on the statement of operations.

As of June 30, 2026, LNCB74 was the lone co-development product and was in the early stages of development. During the three months ended June 30, 2026, the Company incurred more costs than LigaChem under the LigaChem Agreement and recorded a corresponding reduction of $0.6 million in research and development costs reflecting the 50-50 cost sharing terms. A $0.8 million receivable is included in prepaid expenses and other current assets for amounts owed by LigaChem as of June 30, 2026.

Subsequent to June 30, 2026, the Company modified its participation in the LNCB74 co-development program and entered into the Transition and Continuation Agreement with LigaChem. For additional information regarding these arrangements, see Note 15, Subsequent Events.

4. Collaboration Agreement

LigaChem Agreement

In November 2022, the Company entered into the LigaChem Agreement to develop up to three antibody drug conjugates. Under the terms of the LigaChem Agreement, both parties equally share the costs of developing the molecules and profits on commercialized products. The collaboration can consist of up to three research programs for which a research plan will be developed. With respect to a research plan, each party shall use reasonable efforts to execute and perform the activities assigned to it. Each party shall be solely responsible for costs associated with its assigned activities as outlined in the research plan. Upon successful completion of a research plan, or as otherwise agreed, the parties may designate a research product as a co-development product. Upon designation of a co-development product, cost sharing on a 50-50 basis between the Company and LigaChem would begin. The activities associated with the research plan and co-development products will be coordinated by a joint steering committee, which is comprised of an equal number of representatives from the Company and LigaChem. If and when a co-development product becomes commercialized, the Company and LigaChem would equally share in the profits. There are no implied licenses or other rights created under the LigaChem Agreement after designation of a co-development product.

Effective April 1, 2023, the parties designated LNCB74 as the first co-development product under the LigaChem Agreement. As such, cost sharing on a 50-50 basis commenced for the first co-development product under the LigaChem Agreement.

Given the involvement by both parties under the LigaChem Agreement, management assessed the criteria under ASC 808 to determine if such agreement is within the scope of ASC 808. Based on the terms of the LigaChem Agreement, the Company concluded that the LigaChem Agreement meets the requirements of a collaboration within the guidance of ASC 808. The Company and LigaChem are active participants in the activities associated with the LigaChem Agreement and are exposed to significant risks and rewards dependent on the commercial success of the activity. The LigaChem Agreement is not reflective of a vendor-customer relationship and therefore not within the scope of ASC 606. Accordingly, the net costs associated with the co-development are expensed as incurred and recognized within research and development expenses on the statement of operations.

As of December 31, 2025, LNCB74 was the lone co-development product and was in the early stages of development. During the year ended December 31, 2025, the Company incurred more costs than LigaChem under the LigaChem Agreement and recorded a corresponding reduction of $2.5 million in research and development costs reflecting the 50-50 cost sharing terms. A $0.4 million receivable is included in prepaid expenses and other current assets for amounts owed by LigaChem as of December 31, 2025.